Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases	Leases
Lessee

We have operating and finance leases for land, buildings, pipelines, storage tanks, transportation and other equipment for our operations. Our leases have remaining terms of one to 58 years, some of which include options to extend the leases for up to 10 years. Certain of our leases for pipeline assets include provisions for variable payments which are based on a measure of throughput and also contain a provision for the lessor to adjust the rate per barrel periodically over the life of the lease. These variable costs are not included in the initial measurement of ROU assets and lease liabilities.

The following table presents the amounts and balance sheet locations of our operating and financing leases recorded on our consolidated balance sheets.

	December 31,
	2021	2020
	(In thousands)
Operating leases:
Operating lease right-of-use assets	$396,191	$350,548

Operating lease liabilities	110,606	97,937
Noncurrent operating lease liabilities	308,747	285,785
Total operating lease liabilities	$419,353	$383,722

Finance leases:
Properties, plants and equipment, at cost	$75,885	$24,321
Accumulated amortization	(8,945)	(5,713)
Properties, plants and equipment, net	$66,940	$18,608

Accrued liabilities	$10,510	$1,916
Other long-term liabilities	56,556	5,097
Total finance lease liabilities	$67,066	$7,013
Supplemental balance sheet information related to our leases was as follows:

	December 31,
	2021	2020

Weighted average remaining lease term (in years)
Operating leases	7.4	7.2
Finance leases	8.6	3.3

Weighted average discount rate
Operating leases	3.8%	4.1%
Finance leases	3.9%	5.3%

The components of lease expense were as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Operating lease expense	$117,292	$121,608	$112,770
Finance lease expense:
Amortization of right-of-use assets	4,295	4,400	1,543
Interest on lease liabilities	733	415	334
Variable lease cost	3,645	3,580	4,449
Total lease expense	$125,965	$130,003	$119,096

Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$129,577	$126,313	$116,980
Operating cash flows from finance leases	$733	$415	$334
Financing cash flows from finance leases	$3,990	$2,995	$1,551

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$147,718	$18,823	$121,750
Finance leases	$64,334	$4,085	$2,096
As of December 31, 2021, minimum future lease payments of our operating and finance lease obligations were as follows:

	Operating	Finance
	(In thousands)
2022	$122,907	$13,096
2023	106,008	11,438
2024	77,770	8,292
2025	29,589	7,567
2026	22,046	6,711
Thereafter	143,337	33,208
Future minimum lease payments	501,657	80,312
Less: imputed interest	82,304	13,246
Total lease obligations	419,353	67,066
Less: current obligations	110,606	10,510
Long-term lease obligations	$308,747	$56,556

Lessor

Our consolidated statements of operations reflect lease revenue recognized by HEP for contracts with third parties in which HEP is the lessor.

Substantially all of the assets supporting contracts meeting the definition of a lease have long useful lives, and HEP believes these assets will continue to have value when the current agreements expire due to HEP's risk management strategy for protecting the residual fair value of the underlying assets by performing ongoing maintenance during the lease term.

One of HEP’s throughput agreements with Delek US Holdings, Inc. (“Delek”) was partially renewed during the year ended December 31, 2020. Certain components of this agreement met the criteria of sales-type leases since the underlying assets are not expected to have an alternative use at the end of the lease term to anyone other than Delek. Under sales-type lease accounting, at the commencement date, the lessor recognizes a net investment in the lease, based on the estimated fair value of the underlying leased assets at contract inception, and derecognizes the underlying assets with the difference recorded as selling profit or loss arising from the lease. Therefore, HEP recognized a gain on sales-type leases totaling $33.8 million during the year ended December 31, 2020. This sales-type lease transaction, including the related gain, was a non-cash transaction.

Lease income recognized was as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Operating lease revenues	$15,281	$22,636	$33,242
Gain on sales-type leases	$—	$33,834	$—
Sales-type lease interest income	$2,545	$1,928	$—
Lease revenues relating to variable lease payments not included in measurement of the sales-type lease receivable	$2,162	$1,690	$—

For HEP’s sales-type leases, HEP included customer obligations related to minimum volume requirements in guaranteed minimum lease payments. Portions of HEP’s minimum guaranteed pipeline tariffs for assets subject to sales-type lease accounting are recorded as interest income with the remaining amounts recorded as a reduction in net investment in leases. HEP recognized any billings for throughput volumes in excess of minimum volume requirements as variable lease payments, and these variable lease payments were recorded in lease revenues.
Annual minimum undiscounted lease payments in which HEP is a lessor to third-party contracts as of December 31, 2021 were as follows:

	Operating	Sales-type
	(In thousands)
2022	$9,810	$2,955
2023	9,676	2,955
2024	9,676	2,955
2025	2,681	2,955
2026	—	2,955
Thereafter	—	24,380
Total lease payment receipts	$31,843	39,155
Less: imputed interest		(29,716)
		9,439
Unguaranteed residual assets at end of leases		25,182
Net investment in leases		$34,621

Net investment in sales-type leases recorded on our consolidated balance sheet was composed of the following:

	December 31, 2021	December 31, 2020
	(In thousands)
Lease receivables	$24,962	$26,045
Unguaranteed residual assets	9,659	8,985
Net investment in leases	$34,621	$35,030

Leases	Leases
Lessee

We have operating and finance leases for land, buildings, pipelines, storage tanks, transportation and other equipment for our operations. Our leases have remaining terms of one to 58 years, some of which include options to extend the leases for up to 10 years. Certain of our leases for pipeline assets include provisions for variable payments which are based on a measure of throughput and also contain a provision for the lessor to adjust the rate per barrel periodically over the life of the lease. These variable costs are not included in the initial measurement of ROU assets and lease liabilities.

The following table presents the amounts and balance sheet locations of our operating and financing leases recorded on our consolidated balance sheets.

	December 31,
	2021	2020
	(In thousands)
Operating leases:
Operating lease right-of-use assets	$396,191	$350,548

Operating lease liabilities	110,606	97,937
Noncurrent operating lease liabilities	308,747	285,785
Total operating lease liabilities	$419,353	$383,722

Finance leases:
Properties, plants and equipment, at cost	$75,885	$24,321
Accumulated amortization	(8,945)	(5,713)
Properties, plants and equipment, net	$66,940	$18,608

Accrued liabilities	$10,510	$1,916
Other long-term liabilities	56,556	5,097
Total finance lease liabilities	$67,066	$7,013
Supplemental balance sheet information related to our leases was as follows:

	December 31,
	2021	2020

Weighted average remaining lease term (in years)
Operating leases	7.4	7.2
Finance leases	8.6	3.3

Weighted average discount rate
Operating leases	3.8%	4.1%
Finance leases	3.9%	5.3%

The components of lease expense were as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Operating lease expense	$117,292	$121,608	$112,770
Finance lease expense:
Amortization of right-of-use assets	4,295	4,400	1,543
Interest on lease liabilities	733	415	334
Variable lease cost	3,645	3,580	4,449
Total lease expense	$125,965	$130,003	$119,096

Supplemental cash flow information related to leases was as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$129,577	$126,313	$116,980
Operating cash flows from finance leases	$733	$415	$334
Financing cash flows from finance leases	$3,990	$2,995	$1,551

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$147,718	$18,823	$121,750
Finance leases	$64,334	$4,085	$2,096
As of December 31, 2021, minimum future lease payments of our operating and finance lease obligations were as follows:

	Operating	Finance
	(In thousands)
2022	$122,907	$13,096
2023	106,008	11,438
2024	77,770	8,292
2025	29,589	7,567
2026	22,046	6,711
Thereafter	143,337	33,208
Future minimum lease payments	501,657	80,312
Less: imputed interest	82,304	13,246
Total lease obligations	419,353	67,066
Less: current obligations	110,606	10,510
Long-term lease obligations	$308,747	$56,556

Lessor

Our consolidated statements of operations reflect lease revenue recognized by HEP for contracts with third parties in which HEP is the lessor.

Substantially all of the assets supporting contracts meeting the definition of a lease have long useful lives, and HEP believes these assets will continue to have value when the current agreements expire due to HEP's risk management strategy for protecting the residual fair value of the underlying assets by performing ongoing maintenance during the lease term.

One of HEP’s throughput agreements with Delek US Holdings, Inc. (“Delek”) was partially renewed during the year ended December 31, 2020. Certain components of this agreement met the criteria of sales-type leases since the underlying assets are not expected to have an alternative use at the end of the lease term to anyone other than Delek. Under sales-type lease accounting, at the commencement date, the lessor recognizes a net investment in the lease, based on the estimated fair value of the underlying leased assets at contract inception, and derecognizes the underlying assets with the difference recorded as selling profit or loss arising from the lease. Therefore, HEP recognized a gain on sales-type leases totaling $33.8 million during the year ended December 31, 2020. This sales-type lease transaction, including the related gain, was a non-cash transaction.

Lease income recognized was as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Operating lease revenues	$15,281	$22,636	$33,242
Gain on sales-type leases	$—	$33,834	$—
Sales-type lease interest income	$2,545	$1,928	$—
Lease revenues relating to variable lease payments not included in measurement of the sales-type lease receivable	$2,162	$1,690	$—

For HEP’s sales-type leases, HEP included customer obligations related to minimum volume requirements in guaranteed minimum lease payments. Portions of HEP’s minimum guaranteed pipeline tariffs for assets subject to sales-type lease accounting are recorded as interest income with the remaining amounts recorded as a reduction in net investment in leases. HEP recognized any billings for throughput volumes in excess of minimum volume requirements as variable lease payments, and these variable lease payments were recorded in lease revenues.
Annual minimum undiscounted lease payments in which HEP is a lessor to third-party contracts as of December 31, 2021 were as follows:

	Operating	Sales-type
	(In thousands)
2022	$9,810	$2,955
2023	9,676	2,955
2024	9,676	2,955
2025	2,681	2,955
2026	—	2,955
Thereafter	—	24,380
Total lease payment receipts	$31,843	39,155
Less: imputed interest		(29,716)
		9,439
Unguaranteed residual assets at end of leases		25,182
Net investment in leases		$34,621

Net investment in sales-type leases recorded on our consolidated balance sheet was composed of the following:

	December 31, 2021	December 31, 2020
	(In thousands)
Lease receivables	$24,962	$26,045
Unguaranteed residual assets	9,659	8,985
Net investment in leases	$34,621	$35,030